Other Gains (Losses) - Net (Tables)	12 Months Ended
Dec. 31, 2022
Other Gains Losses Net Abstract
Schedule of other gains (losses) - net
	Year ended	Year ended	Year ended
	December 31, 2022	December 31, 2021	December 31, 2020
Net currency exchange gains (losses)	$1,079,191	$(105,098)	$(333,462)
Gains on financial assets and liabilities at fair value through profit or loss	405,008	-	-
Loss on disposal of subsidiaries	(69,335)	-	(124,441)
(Loss) gain on disposal of property, plant and equipment	(70,698)	459	(856)
Loss on lease modification	(48,488)	-	-
Impairment losses (Note)	-	-	(1,238,548)
Other losses	(72,793)	(22,386)	(5,072)
	$1,222,885	$(127,025)	$(1,702,379)

Schedule of details of such losses
Year ended
December 31, 2020
Recognized in profit or loss
Impairment loss – intangible assets	524,783
Impairment loss – property, plant and equipment	381,395
Impairment loss – other current assets	332,370
$1,238,548
The impairment loss reported by operating segments is as follows:
Other segments	$1,238,548